NATURE OF OPERATIONS	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Nov. 30, 2025	Jun. 30, 2025
NATURE OF OPERATIONS
NATURE OF OPERATIONS

EAGLE NUCLEAR ENERGY CORP.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

FOR THE THREE MONTHS ENDED FEBRUARY 28, 2026 AND 2025 (UNAUDITED)

1.NATURE OF OPERATIONS

Eagle Nuclear Energy Corp. (the “Company”) was incorporated on December 19, 2025, under the laws of the state of Nevada. The Company’s corporate office is located at 5470 Kietzke Lane, Suite 300, Reno, NV 89511. The Company is a next-generation nuclear energy company that seeks to combine domestic uranium exploration and development with proprietary small modular reactor (“SMR”) technology, with the intent of establishing a vertically integrated business model, combining uranium exploration, extraction, and production with the design and development of modular nuclear reactors intended to supply reliable power for industrial use and electricity grids. Through this approach, the Company aims to support energy security and meet growing demand for clean and scalable nuclear power solutions.

The Company has not yet commenced its principal operations as of February 28, 2026.

The Company was incorporated as a subsidiary of Spring Valley Acquisition Corp. II (“SVII”), a special purpose acquisition corporation incorporated in the Cayman Islands, for the purpose of completing a reverse acquisition between Eagle Energy Metals Corp. (“Eagle Energy”) and SVII (Note 4), pursuant to an agreement and plan of merger (“BCA”) entered into on July 30, 2025 and as amended on September 29, 2025. On February 24, 2026, the Company, Eagle Energy, and SVII completed the reverse acquisition transaction. The transaction is also referred to as the “de-SPAC” transaction. Each of Eagle Energy and SVII became a subsidiary of the Company as part of the de-SPAC transaction. Eagle Energy is deemed as the acquirer for accounting purposes, and therefore its assets, liabilities and operations are included in the unaudited condensed consolidated interim financial statements at their historical carrying values. The Company’s operations are considered to be a continuance of the business and operations of Eagle Energy, with the Company’s operations being included beginning on February 24, 2026, the closing date of the de-SPAC transaction.

The Company is a public company and its common stock and public warrants are listed on The Nasdaq Capital Market tier of The Nasdaq Stock Market LLC (“Nasdaq”) under the ticker symbols of “NUCL” and “NUCLW,” respectively.

On February 24, 2026, the Company also completed the acquisition of Oregon Energy LLC (“Oregon Energy”) (Note 5), through which the Company acquired mining claims to explore and extract uranium (Aurora Uranium Project (“AUP”)) located in Malheur County, Oregon, approximately 16 kilometers northwest of McDermitt, Nevada. As of February 28, 2026, the Company holds 263 unpatented lode mining claims and 71 unpatented placer mining claims in the AUP, along with 27 unpatented placer mining claims in Humboldt County, Nevada. These claims collectively cover an area of approximately 43 square kilometers.

Risks and Uncertainties

Disruption of global financial markets and a recession or market correction, including the ongoing military conflicts between Russia and Ukraine and the related sanctions imposed against Russia as well as the geopolitical instability in the Middle East, the significant tariffs imposed by the United States on imports from other countries and other global macroeconomic factors such as inflation and rising interest rates, could reduce the Company’s ability to access capital, which could in the future negatively affect the Company’s liquidity and could materially affect the Company’s business and the value of its common stock.

1.	NATURE OF OPERATIONS

Eagle Energy Metals Corp., formerly Eagle Battery Metals Corp., (“Eagle Energy” or the “Company”) was incorporated on December 14, 2023, under the laws of the State of Delaware. The Company’s registered office is held at Capitol Services Inc. 108 Lakeland Avenue, Kent County, Dover, DE 19901. The Company is a mining and exploration company focused on mineral exploration and development in North America.

On October 17, 2024, the Company completed a conversion into a Nevada corporation (the “Conversion”), under the name Eagle Energy Metals Corp. pursuant to a plan of conversion. Each common share outstanding, par value of $0.0001 per share, of the Company as a Delaware entity was converted into 4.081617 common shares, par value of $0.0001 of the Company as a Nevada entity. The share amounts included in the accompanying financial statements reflect the converted amount.

On July 30, 2025, the Company entered into an agreement and plan of merger (“BCA”) with Spring Valley Acquisition Corp. II (“SVII”), a publicly traded special purpose acquisition company listed on NASDAQ under the symbol “SVII”. The BCA outlines terms of a transaction in which SVII would acquire all of the outstanding equity of the Company in exchange for shares of SVII, in order to effect a “de-SPAC” transaction, with the intention of obtaining a listing for the Company on NASDAQ. The BCA was subsequently amended on September 29, 2025 (“Amended BCA”), to amend the legal structure of the “de-SPAC”, such that each of SVII and the Company will become a subsidiary of Eagle Nuclear Energy Corp. (“PubCo”), a newly incorporated entity, with the intention of obtaining a listing of PubCo on the NASDAQ.

Risks and Uncertainties

Disruption of global financial markets and a recession or market correction, including the ongoing military conflicts between Russia and Ukraine and the related sanctions imposed against Russia as well as the conflict between Israel and Hamas, the significant tariffs imposed by the United States on imports from other countries and other global macroeconomic factors such as inflation and rising interest rates, could reduce the Company’s ability to access capital, which could in the future negatively affect the Company’s liquidity and could materially affect the Company’s business and the value of its common stock.

Oregon Energy LLC
NATURE OF OPERATIONS
NATURE OF OPERATIONS
1.	NATURE OF OPERATIONS

Oregon Energy LLC (the “Company” or “Oregon”) is a limited liability company (“LLC”) formed on March 19, 2010 under the laws of the state of Oregon. The Company is engaged in uranium exploration, with operations registered in Colorado and Nevada on October 14, 2010, and Utah on April 18, 2011, to facilitate its business activities.

The Company is member-managed, with Aurora Energy Metals Limited (“Aurora”, formerly Aurora Uranium Limited and EVE Investments Limited), a publicly listed company on the Australian Securities Exchange (ASX:1AE), holding 100% of the membership interest. The 100% interest was originally held by Amaroo Resources Limited, a subsidiary of Aurora, and was transferred to Aurora on March 13, 2015 as a result of a corporate reorganization of Aurora. No consideration was transferred and there was no financial impact on the Company as a result of the reorganization. The Company is classified as a corporation for U.S. tax purposes but remains an LLC under Oregon state law.

In 2010, the Company acquired mining claims to explore and extract uranium and other valuable minerals (Aurora Uranium Project (“AUP”)), located in Malheur County, Oregon, approximately 16 kilometers northwest of McDermitt, Nevada. As of December 31, 2025, the Company holds 263 unpatented lode mining claims and 71 unpatented placer mining claims in the AUP along with 27 unpatented placer mining claims in Humboldt County, Nevada. As of June 30, 2025, the Company held 263 unpatented lode mining claims and 71 unpatented placer mining claims in the AUP along with 31 unpatented placer mining claims in Humboldt County, Nevada. These claims collectively cover an area of approximately 43 square kilometers.

 Risks and Uncertainties

Disruption of global financial markets and a recession or market correction, including the ongoing military conflicts between Russia and Ukraine and the related sanctions imposed against Russia as well as the conflict between Israel and Hamas, the significant tariffs imposed by the United States on imports from other countries, and other global macroeconomic factors such as inflation and rising interest rates, could reduce the Company’s ability to access capital, which could in the future negatively affect the Company’s liquidity and could materially affect the Company’s business and the value of the Company.

1.	NATURE OF OPERATIONS

Oregon Energy LLC (the “Company” or “Oregon”) is a limited liability company (“LLC”) formed on March 19, 2010 under the laws of the state of Oregon. The Company is engaged in uranium exploration, with operations registered in Colorado and Nevada on October 14, 2010, and Utah on April 18, 2011, to facilitate its business activities.

The Company is member-managed, with Aurora Energy Metals Limited (“Aurora”, formerly Aurora Uranium Limited and EVE Investments Limited), a publicly listed company on the Australian Securities Exchange (ASX:1AE), holding 100% of the membership interest. The 100% interest was originally held by Amaroo Resources Limited, a subsidiary of Aurora, and was transferred to Aurora on March 13, 2015 as a result of a corporate reorganization of Aurora. No consideration was transferred and there was no financial impact on the Company as a result of the reorganization. The Company is classified as a corporation for U.S. tax purposes but remains an LLC under Oregon state law.

In 2010, the Company acquired mining claims to explore and extract uranium and other valuable minerals (Aurora Uranium Project (“AUP”)), located in Malheur County, Oregon, approximately 16 kilometers northwest of McDermitt, Nevada. As of June 30, 2025, the Company holds 263 unpatented lode mining claims and 71 unpatented placer mining claims in the AUP along with 31 unpatented placer mining claims in Humboldt County, Nevada. As of June 30, 2024, the Company held 451 unpatented lode mining claims and 71 unpatented placer mining claims in the AUP along with 31 unpatented placer mining claims in Humboldt County, Nevada. These claims collectively cover an area of approximately 43 square kilometers.

Risks and Uncertainties

Disruption of global financial markets and a recession or market correction, including the ongoing military conflicts between Russia and Ukraine and the related sanctions imposed against Russia as well as the conflict between Israel and Hamas, the ongoing effects of the COVID-19 pandemic, the significant tariffs imposed by the United States on imports from other countries, and other global macroeconomic factors such as inflation and rising interest rates, could reduce the Company’s ability to access capital, which could in the future negatively affect the Company’s liquidity and could materially affect the Company’s business and the value of the Company.